Acquisitions - Summary of Acquisition Activity (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Business	Dec. 31, 2020 Business
Disclosure of detailed information about business combination [Line Items]
Acquisitions	$ 23
Cash Consideration	2
Balance amount of consideration recorded as liability	$ 21
Number of Intangible assets acquired | Business	2
Number of businesses acquired | Business		2